Expense Example	Sep. 30, 2024 USD ($)
Class A Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | PACE Mortgage-Backed Securities Fixed Income Investments | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 578	[1]
Expense Example, with Redemption, 3 Years	1,046	[1]
Expense Example, with Redemption, 5 Years	1,540	[1]
Expense Example, with Redemption, 10 Years	2,896	[1]
Class A Prospectus - PACE Intermediate Fixed Income Investments | PACE Intermediate Fixed Income Investments | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	459	[2]
Expense Example, with Redemption, 3 Years	691	[2]
Expense Example, with Redemption, 5 Years	940	[2]
Expense Example, with Redemption, 10 Years	1,654	[2]
Class A Prospectus - PACE Strategic Fixed Income Investments | PACE Strategic Fixed Income Investments | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	482	[3]
Expense Example, with Redemption, 3 Years	727	[3]
Expense Example, with Redemption, 5 Years	991	[3]
Expense Example, with Redemption, 10 Years	1,745	[3]
Class A Prospectus - PACE Municipal Fixed Income Investments | PACE Municipal Fixed Income Investments | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	307	[4]
Expense Example, with Redemption, 3 Years	510	[4]
Expense Example, with Redemption, 5 Years	731	[4]
Expense Example, with Redemption, 10 Years	1,364	[4]
Class A Prospectus - PACE Global Fixed Income Investments | PACE Global Fixed Income Investments | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	476	[5]
Expense Example, with Redemption, 3 Years	746	[5]
Expense Example, with Redemption, 5 Years	1,036	[5]
Expense Example, with Redemption, 10 Years	1,861	[5]
Class A Prospectus - PACE High Yield Investments | PACE High Yield Investments | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	479	[6]
Expense Example, with Redemption, 3 Years	741	[6]
Expense Example, with Redemption, 5 Years	1,022	[6]
Expense Example, with Redemption, 10 Years	1,824	[6]
Class A Prospectus - PACE Large Co Value Equity Investments | PACE Large Co Value Equity Investments | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	660	[7]
Expense Example, with Redemption, 3 Years	892	[7]
Expense Example, with Redemption, 5 Years	1,143	[7]
Expense Example, with Redemption, 10 Years	1,860	[7]
Class A Prospectus - PACE Large Co Growth Equity Investments | PACE Large Co Growth Equity Investments | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	659	[8]
Expense Example, with Redemption, 3 Years	893	[8]
Expense Example, with Redemption, 5 Years	1,146	[8]
Expense Example, with Redemption, 10 Years	1,869	[8]
Class A Prospectus - PACE Small/Medium Co Value Equity Investments | PACE Small/Medium Co Value Equity Investments | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	674
Expense Example, with Redemption, 3 Years	936
Expense Example, with Redemption, 5 Years	1,219
Expense Example, with Redemption, 10 Years	2,021
Class A Prospectus - PACE Small/Medium Co Growth Equity Investments | PACE Small/Medium Co Growth Equity Investments | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	673	[9]
Expense Example, with Redemption, 3 Years	934	[9]
Expense Example, with Redemption, 5 Years	1,214	[9]
Expense Example, with Redemption, 10 Years	2,010	[9]
Class A Prospectus - PACE International Equity Investments | PACE International Equity Investments | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	713	[10]
Expense Example, with Redemption, 3 Years	1,080	[10]
Expense Example, with Redemption, 5 Years	1,470	[10]
Expense Example, with Redemption, 10 Years	2,560	[10]
Class A Prospectus - PACE International Emerging Markets Equity Investments | PACE International Emerging Markets Equity Investments | CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	689	[11]
Expense Example, with Redemption, 3 Years	1,029	[11]
Expense Example, with Redemption, 5 Years	1,392	[11]
Expense Example, with Redemption, 10 Years	2,410	[11]
Class A Prospectus - PACE Global Real Estate Securities Investments | PACE Global Real Estate Securities Investments | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	689	[12]
Expense Example, with Redemption, 3 Years	1,087	[12]
Expense Example, with Redemption, 5 Years	1,509	[12]
Expense Example, with Redemption, 10 Years	2,680	[12]
Class A Prospectus - PACE Alternative Strategies Investments | PACE Alternative Strategies Investments | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	797	[13]
Expense Example, with Redemption, 3 Years	1,368	[13]
Expense Example, with Redemption, 5 Years	1,964	[13]
Expense Example, with Redemption, 10 Years	3,566	[13]
Class P Prospectus - UBS Government Money Market Investments Fund | PACE Mortgage-Backed Securities Fixed Income Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	186	[14]
Expense Example, with Redemption, 3 Years	634	[14]
Expense Example, with Redemption, 5 Years	1,108	[14]
Expense Example, with Redemption, 10 Years	2,419	[14]
Class P Prospectus - UBS Government Money Market Investments Fund | UBS Government Money Market Investments Fund | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15	[15]
Expense Example, with Redemption, 3 Years	77	[15]
Expense Example, with Redemption, 5 Years	144	[15]
Expense Example, with Redemption, 10 Years	343	[15]
Class P Prospectus - PACE Intermediate Fixed Income Investments | PACE Intermediate Fixed Income Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62	[16]
Expense Example, with Redemption, 3 Years	254	[16]
Expense Example, with Redemption, 5 Years	461	[16]
Expense Example, with Redemption, 10 Years	1,059	[16]
Class P Prospectus - PACE Strategic Fixed Income Investments | PACE Strategic Fixed Income Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86	[17]
Expense Example, with Redemption, 3 Years	292	[17]
Expense Example, with Redemption, 5 Years	515	[17]
Expense Example, with Redemption, 10 Years	1,156	[17]
Class P Prospectus - PACE Municipal Fixed Income Investments | PACE Municipal Fixed Income Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58	[18]
Expense Example, with Redemption, 3 Years	211	[18]
Expense Example, with Redemption, 5 Years	377	[18]
Expense Example, with Redemption, 10 Years	858	[18]
Class P Prospectus - PACE Global Fixed Income Investments | PACE Global Fixed Income Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86	[19]
Expense Example, with Redemption, 3 Years	324	[19]
Expense Example, with Redemption, 5 Years	581	[19]
Expense Example, with Redemption, 10 Years	1,317	[19]
Class P Prospectus - PACE High Yield Investments | PACE High Yield Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90	[20]
Expense Example, with Redemption, 3 Years	330	[20]
Expense Example, with Redemption, 5 Years	589	[20]
Expense Example, with Redemption, 10 Years	1,331	[20]
Class P Prospectus - PACE Large Co Value Equity Investments | PACE Large Co Value Equity Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91	[21]
Expense Example, with Redemption, 3 Years	286	[21]
Expense Example, with Redemption, 5 Years	497	[21]
Expense Example, with Redemption, 10 Years	1,107	[21]
Class P Prospectus - PACE Large Co Growth Equity Investments | PACE Large Co Growth Equity Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90	[22]
Expense Example, with Redemption, 3 Years	287	[22]
Expense Example, with Redemption, 5 Years	501	[22]
Expense Example, with Redemption, 10 Years	1,117	[22]
Class P Prospectus - PACE Small/Medium Co Value Equity Investments | PACE Small/Medium Co Value Equity Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106	[23]
Expense Example, with Redemption, 3 Years	346	[23]
Expense Example, with Redemption, 5 Years	605	[23]
Expense Example, with Redemption, 10 Years	1,345	[23]
Class P Prospectus - PACE Small/Medium Co Growth Equity Investments | PACE Small/Medium Co Growth Equity Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110	[24]
Expense Example, with Redemption, 3 Years	354	[24]
Expense Example, with Redemption, 5 Years	617	[24]
Expense Example, with Redemption, 10 Years	1,370	[24]
Class P Prospectus - PACE International Equity Investments | PACE International Equity Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148	[25]
Expense Example, with Redemption, 3 Years	476	[25]
Expense Example, with Redemption, 5 Years	827	[25]
Expense Example, with Redemption, 10 Years	1,817	[25]
Class P Prospectus - PACE International Emerging Markets Equity Investments | PACE International Emerging Markets Equity Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122	[26]
Expense Example, with Redemption, 3 Years	436	[26]
Expense Example, with Redemption, 5 Years	773	[26]
Expense Example, with Redemption, 10 Years	1,724	[26]
Class P Prospectus - PACE Global Real Estate Securities Investments | PACE Global Real Estate Securities Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122	[27]
Expense Example, with Redemption, 3 Years	533	[27]
Expense Example, with Redemption, 5 Years	970	[27]
Expense Example, with Redemption, 10 Years	2,185	[27]
Class P Prospectus - PACE Alternative Strategies Investments | PACE Alternative Strategies Investments | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	236	[28]
Expense Example, with Redemption, 3 Years	787	[28]
Expense Example, with Redemption, 5 Years	1,364	[28]
Expense Example, with Redemption, 10 Years	2,933	[28]
Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | PACE Mortgage-Backed Securities Fixed Income Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	182	[29]
Expense Example, with Redemption, 3 Years	630	[29]
Expense Example, with Redemption, 5 Years	1,105	[29]
Expense Example, with Redemption, 10 Years	2,416	[29]
Class P2 Prospectus - PACE Intermediate Fixed Income Investments | PACE Intermediate Fixed Income Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56	[30]
Expense Example, with Redemption, 3 Years	248	[30]
Expense Example, with Redemption, 5 Years	455	[30]
Expense Example, with Redemption, 10 Years	1,054	[30]
Class P2 Prospectus - PACE Strategic Fixed Income Investments | PACE Strategic Fixed Income Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66	[31]
Expense Example, with Redemption, 3 Years	273	[31]
Expense Example, with Redemption, 5 Years	496	[31]
Expense Example, with Redemption, 10 Years	1,139	[31]
Class P2 Prospectus - PACE Municipal Fixed Income Investments | PACE Municipal Fixed Income Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40	[32]
Expense Example, with Redemption, 3 Years	193	[32]
Expense Example, with Redemption, 5 Years	359	[32]
Expense Example, with Redemption, 10 Years	841	[32]
Class P2 Prospectus - PACE Global Fixed Income Investments | PACE Global Fixed Income Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69	[33]
Expense Example, with Redemption, 3 Years	308	[33]
Expense Example, with Redemption, 5 Years	566	[33]
Expense Example, with Redemption, 10 Years	1,302	[33]
Class P2 Prospectus - PACE High Yield Investments | PACE High Yield Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59	[34]
Expense Example, with Redemption, 3 Years	268	[34]
Expense Example, with Redemption, 5 Years	494	[34]
Expense Example, with Redemption, 10 Years	1,143	[34]
Class P2 Prospectus - PACE Large Co Value Equity Investments | PACE Large Co Value Equity Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44	[35]
Expense Example, with Redemption, 3 Years	240	[35]
Expense Example, with Redemption, 5 Years	452	[35]
Expense Example, with Redemption, 10 Years	1,065	[35]
Class P2 Prospectus - PACE Large Co Growth Equity Investments | PACE Large Co Growth Equity Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38	[36]
Expense Example, with Redemption, 3 Years	236	[36]
Expense Example, with Redemption, 5 Years	451	[36]
Expense Example, with Redemption, 10 Years	1,070	[36]
Class P2 Prospectus - PACE Small/Medium Co Value Equity Investments | PACE Small/Medium Co Value Equity Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69	[37]
Expense Example, with Redemption, 3 Years	310	[37]
Expense Example, with Redemption, 5 Years	570	[37]
Expense Example, with Redemption, 10 Years	1,313	[37]
Class P2 Prospectus - PACE Small/Medium Co Growth Equity Investments | PACE Small/Medium Co Growth Equity Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73	[38]
Expense Example, with Redemption, 3 Years	317	[38]
Expense Example, with Redemption, 5 Years	582	[38]
Expense Example, with Redemption, 10 Years	1,337	[38]
Class P2 Prospectus - PACE International Equity Investments | PACE International Equity Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87	[39]
Expense Example, with Redemption, 3 Years	404	[39]
Expense Example, with Redemption, 5 Years	744	[39]
Expense Example, with Redemption, 10 Years	1,704	[39]
Class P2 Prospectus - PACE International Emerging Markets Equity Investments | PACE International Emerging Markets Equity Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95	[40]
Expense Example, with Redemption, 3 Years	384	[40]
Expense Example, with Redemption, 5 Years	695	[40]
Expense Example, with Redemption, 10 Years	1,577	[40]
Class P2 Prospectus - PACE International Emerging Markets Equity Investments | PACE Global Real Estate Securities Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	167	[41]
Expense Example, with Redemption, 3 Years	576	[41]
Expense Example, with Redemption, 5 Years	1,011	[41]
Expense Example, with Redemption, 10 Years	2,221	[41]
Class P2 Prospectus - PACE Alternative Strategies Investments | PACE Alternative Strategies Investments | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	190	[42]
Expense Example, with Redemption, 3 Years	754	[42]
Expense Example, with Redemption, 5 Years	1,344	[42]
Expense Example, with Redemption, 10 Years	2,944	[42]
UBS Government Money Market Investments Fund | UBS Government Money Market Investments Fund | Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15	[43]
Expense Example, with Redemption, 3 Years	77	[43]
Expense Example, with Redemption, 5 Years	144	[43]
Expense Example, with Redemption, 10 Years	$ 343	[43]

[1]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[2]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[3]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[4]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[5]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[6]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[7]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[8]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[9]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[10]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[11]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[12]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[13]	Except that the expenses reflect the effects of the fund's fee waiver/expensereimbursement agreement for the first year only.
[14]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[15]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[16]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[17]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[18]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[19]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[20]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[21]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[22]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[23]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[24]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[25]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[26]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[27]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[28]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[29]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[30]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[31]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[32]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[33]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[34]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[35]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[36]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[37]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[38]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[39]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[40]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[41]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[42]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[43]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.